Unsecured Exchangeable Senior Notes (Narrative) (Details) (USD $)	12 Months Ended						0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 3.750% Exchangeable Senior Notes [Member]	Dec. 31, 2013 3.625% Exchangeable Senior Notes [Member]	Dec. 31, 2011 2.875% Exchangeable Senior Notes [Member]	May 18, 2013 3.750% Exchangeable Senior Notes [Member]	May 18, 2013 Submitted for Exchange [Member] 3.750% Exchangeable Senior Notes [Member]	May 18, 2013 Redeemed amount [Member] 3.750% Exchangeable Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 450,000,000	$ 747,500,000	$ 862,500,000
Coupon/Stated Rate	3.625%			3.75%	3.625%	2.875%	3.75%
Convertible Debt Effective Interest Rate				5.958%	6.555%	5.63%
Unsecured exchangeable senior notes	744,880,000	1,170,356,000
Net Of Adjustment For Equity Component Allocation	2,438,000	25,500,000
Debt Instrument Convertible Initial Carrying Amount Of The Equity Component	230,300,000
Deferred Financing Costs Equity Component	1,000,000
Debt Instrument, Convertible, Carrying Amount of Equity Component	91,900,000	148,500,000
Debt Instrument, Convertible, Interest Expense	34,800,000	48,400,000	66,300,000
Interest Expense Adjustment Related To Convertible Debt	23,100,000	29,100,000	38,800,000
Notes redemption date							May 18, 2013
Debt instrument redemption price percentage of principal							100.00%
Amount paid for repurchase	0	224,261,000	0					449,010,000	990,000
Common stock, shares issued	153,062,001	151,680,109					419,116
Gains (losses) from early extinguishments of debt	$ 122,000	$ (4,453,000)	$ (1,494,000)				$ (100,000)